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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:           Trigran Investments, Inc.
                 -------------------------------
   Address:        630 Dundee Road, Suite 230
                 -------------------------------
                   Northbrook, IL 60062
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-11692
                     ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence A. Oberman
         -------------------------------
Title:     Executive Vice President
         -------------------------------
Phone:     (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Lawrence A. Oberman          Northbrook, IL      8/13/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     26
                                        --------------------

Form 13F Information Table Value Total:     155,386
                                        --------------------
                                            (thousands)


List of Other Included Managers:          NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- -------  -------- ----
APAC Customer Services,
Inc.                      Common           00185E106  785      323,243   SH           SOLE                  323,243
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AeroGrow International    Common           00768M103  2796     333,360   SH           SOLE                  333,360
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Balchem Corp.             Common           057665200  14652    806,375   SH           SOLE                  806,375
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Berkshire Hathaway Inc.
Del                       Class B          084670207  4074     1,130     SH           SOLE                  1,130
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Berkshire Hathaway Inc.
Del                       Class B          084670207  361      100       SH           OTHER                 100
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Cogent Inc.               Common           19239Y108  2518     171,412   SH           SOLE                  171,412
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Dynamex Inc.              Common           26784F103  9697     379,810   SH           SOLE                  379,810
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Energy Focus              Common           29268T102  2358     412,291   SH           SOLE                  412,291
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Exponent, Inc.            Common           30214U102  12616    563,962   SH           SOLE                  563,962
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Keystone Automotive
Inds. Inc.                Common           49338N109  6972     168,518   SH           SOLE                  168,518
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Lecroy Corp.              Common           52324W109  3580     368,332   SH           SOLE                  368,332
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Moldflow Corp.            Common           608507109  4954     225,367   SH           SOLE                  225,367
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Pure Cycle                Common           746228303  483      62,203    SH           SOLE                  62,203
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Quovadx Inc.              Common           74913K106  9360     2,990,332 SH           SOLE                  2,990,332
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

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- ---------  ----- -----  ----------- --------- -------  -------- ----
Repligen Corp.            Common           759916109  5505     1,411,540 SH           SOLE                  1,411,540
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Repligen Corp.            Common           759916109  66       17,000    SH           OTHER                 17,000
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Scientific Learning Corp. Common           808760102  12076    1,789,016 SH           SOLE                  1,789,016
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Surmodics Inc.            Common           868873100  24745    494,905   SH           SOLE                  494,905
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Surmodics Inc.            Common           868873100  250      5,000     SH           OTHER                 5,000
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Tennant                   Common           880345103  5050     138,369   SH           SOLE                  138,369
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Universal Technical
Institute                 Common           913915104  10476    412,600   SH           SOLE                  412,600
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Universal Technical
Institute                 Common           913915104  142      5,600     SH           OTHER                 5,600
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Visicu Inc.               Common           92831L204  2606     284,841   SH           SOLE                  284,841
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Websense Inc.             Common           947684106  7572     356,322   SH           SOLE                  356,322
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X-Rite Inc.               Common           983857103  11552    782,126   SH           SOLE                  782,126
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X-Rite Inc.               Common           983857103  140      9,500     SH           OTHER                 9,500
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